Loans - Summary of Changes in Accretable Yields of Acquired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Balance at beginning of period	$ 227,502	$ 287,651	$ 354,892
Additions	0	6,823	13,848
Transfers from non-accretable difference to accretable yield	5,490	9,916	25,844
Accretion	(68,211)	(80,479)	(103,233)
Changes in expected cash flows not affecting non-accretable differences	10,273	3,591	(3,700)
Balance at end of period	$ 175,054	$ 227,502	$ 287,651